STOCK OPTIONS AND WARRANTS - Summary of stock options outstanding (Details 2) (Stock Options, USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Year Granted 2007	Dec. 31, 2012 Year Granted 2007	Dec. 31, 2012 Year Granted 2008		Dec. 31, 2012 Year Granted 2008	Dec. 31, 2012 Year Granted 2010	Dec. 31, 2012 Year Granted 2010	Dec. 31, 2012 Year Granted 2011	Dec. 31, 2012 Year Granted 2011	Dec. 31, 2012 Year Granted 2012	Dec. 31, 2012 Year Granted 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	2,299,000	344,000	528,000	160,000	6,000	150,000	[1]	6,000	2,000	2,000	2,000	4,000	1,965,000	2,000
Number Exercisable	2,269,000	284,000		160,000	6,000	120,000	[1]	6,000	2,000	2,000	2,000	4,000	1,965,000	2,000
Stock Options Outstanding, Weighted Average Exercise Price	$ 1.79	$ 2.01	$ 1.96	$ 1.25	$ 4.50	$ 2.60	[1]	$ 2.60	$ 0.51	$ 0.51	$ 0.85	$ 0.85	$ 1.70	$ 1.70
Expiration Date				Mar. 31, 2017	Apr. 08, 2013	Sep. 23, 2018	[1]	Sep. 23, 2013	Apr. 08, 2013	Jun. 30, 2015	Apr. 08, 2013	May 16, 2016	Dec. 31, 2013	Apr. 12, 2017

[1]	The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.